1

QUARTERLY REPORT

T-REX 2X LONG BMNR DAILY TARGET ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

	Shares	Value
MONEY MARKET FUND — 5.77%
First American Treasury Obligations Fund - Institutional Class 3.98%(A)	17,208,142	$17,208,142
(Cost: $17,208,142)
TOTAL INVESTMENTS — 5.77%		17,208,142
(Cost: $17,208,142)

Other Assets, Net of Liabilities - 94.23%(B)		280,870,946
TOTAL NET ASSETS — 100.00%		$298,079,088

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)

CF Secured, LLC.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C)+ 1000bps	Monthly	10/27/2026	$60,129,499	$1,843,393
Marex Derivative Products, Inc.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C)+ 1000bps	Monthly	10/30/2026	143,673,790	9,985,214

Jane Street	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C)+ 1300bps	Monthly	3/02/2027	84,791,302	(5,960,414)

Natixis	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C)+ 1300bps	Monthly	4/30/2027	16,707,770	(1,662,811)

Clear Street Derivatives, LLC.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(C)+ 1500bps	Monthly	9/29/2027	290,931,717	9,353,376
TOTAL RETURN SWAP CONTRACTS						$596,234,078	$13,558,758

(A)Effective 7 day yield as of March 31, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

QUARTERLY REPORT

T-REX 2X LONG BMNR DAILY TARGET ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Money Market Fund	$17,208,142	$—	$—	$17,208,142
Net Unrealized Appreciation of Total Return Swap Contracts	—	13,558,758	—	13,558,758
	$17,208,142	$13,558,758	$—	$30,766,900